Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock option activity by exercise price ranges
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 90
Options Outstanding, Number of Shares under Option (in shares)	20,662,322
Options Outstanding, Aggregate Intrinsic Value	$ 1,933,610,763
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	2.1
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 90
Options Exercisable, Number of Shares under Option (in shares)	20,662,322
Options Exercisable, Aggregate Intrinsic Value	1,933,610,763
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	2.1
Additional options outstanding in connection with acquisitions (in shares)	1,000,000
Additional options outstanding, weighted-average exercise price (in dollars per share)	$ 59
Total intrinsic value of options exercised	1,269,000,000	1,072,000,000	639,000,000
Cash received from exercises of stock options	1,786,000,000	3,347,000,000	2,744,000,000
Tax benefit from exercise of stock options	412,000,000	351,000,000	243,000,000
Treasury stock, shares (in shares)	1,019,287,274	933,806,510
Exercise price range $61-$85
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 61
Exercise price, upper range limit (in dollars per share)	$ 85
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 78
Options Outstanding, Number of Shares under Option (in shares)	8,079,175
Options Outstanding, Aggregate Intrinsic Value	857,827,574
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	1.3
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 78
Options Exercisable, Number of Shares under Option (in shares)	8,079,175
Options Exercisable, Aggregate Intrinsic Value	857,827,574
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	1.3
Exercise price range $86-$105
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 86
Exercise price, upper range limit (in dollars per share)	$ 105
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 97
Options Outstanding, Number of Shares under Option (in shares)	11,061,890
Options Outstanding, Aggregate Intrinsic Value	957,308,722
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	2.6
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 97
Options Exercisable, Number of Shares under Option (in shares)	11,061,890
Options Exercisable, Aggregate Intrinsic Value	957,308,722
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	2.6
Exercise price range $106 and over
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 106
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 106
Options Outstanding, Number of Shares under Option (in shares)	1,521,257
Options Outstanding, Aggregate Intrinsic Value	118,474,466
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	2.0
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 106
Options Exercisable, Number of Shares under Option (in shares)	1,521,257
Options Exercisable, Aggregate Intrinsic Value	$ 118,474,466
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	2.0